INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS
NOTE 6:-	INTANGIBLE ASSETS

a.	Intangibles consist of the following:

	December 31,
	2012	2013
Cost:

Development technology	$2,170	$2,170
Customer relationships	1,015	1,015
Brand name	229	229

	3,414	3,414
Accumulated amortization:

Development technology	1,675	1,798
Customer relationships	897	945
Brand name	83	104

	2,655	2,847

Amortized cost	$759	$567

b.	Amortization expense amounted to $ 365, $ 291 and $192 for the years ended December 31, 2011, 2012 and 2013, respectively.

c.	Estimated amortization expense for:

Year ended December 31,

2014	$177
2015	167
2016	160
2017	21
2018-2019	42

$567